SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Short-term investments
Short-term investments	$ 86,242	$ 333,594
Deposits
Short-term investments
Annual interest rate, lowest rate (as a percent)	2.00%	3.50%
Annual interest rate, highest rate (as a percent)	11.00%	9.00%
Short-term investments	80,291	279,663
Belarusian ruble denominated deposits
Short-term investments
Annual interest rate, lowest rate (as a percent)	26.00%
Annual interest rate, highest rate (as a percent)	37.00%
Short-term investments	5,933
Other'
Short-term investments
Short-term investments	18	243
Promissory notes
Short-term investments
Annual interest rate, lowest rate (as a percent)		5.50%
Annual interest rate, highest rate (as a percent)		7.00%
Short-term investments		26,701
Funds in trust management
Short-term investments
Annual interest rate (as a percent)		9.20%
Short-term investments		$ 26,987